Principal accounting policies - Impairment of long lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	$ 49,778	$ 53,349
Impairment of intangible assets (other than goodwill)	1,206	53,349
Impairment of property and equipment	2,365	3,248
Impairment of right-of-use assets	3,248	48,946
Impairments of assets	439	4,403
Cost of revenues
Impaired Long-Lived Assets Held and Used [Line Items]
Impairments of assets	185	411
Operating expenses
Impaired Long-Lived Assets Held and Used [Line Items]
Impairments of assets	$ 2,624	$ 2,837